Segment information and revenue from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments
Rendering of services	€ 126,642	€ 46,347	€ 39,248
Sales of goods	1,739	2,433	1,230
Total Revenues from contracts with external customers	128,381	48,780	40,478
—United States
Disclosure of operating segments
Total Revenues from contracts with external customers	19,059	22,778	17,296
Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	94,068	7,447	6,850
Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	81,065	508	1,061
—Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	6,575	25
Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	12,624	14,099	12,401
—Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers		7,417	5,475
North America
Disclosure of operating segments
Total Revenues from contracts with external customers	19,265	23,276	18,113
Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	1,888	2,987	2,185
Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	536	971	929
Recognized over time
Disclosure of operating segments
Total Revenues from contracts with external customers	62,739	44,417	35,248
Recognized at a point in time
Disclosure of operating segments
Total Revenues from contracts with external customers	65,642	4,363	5,230
Pharmaceutical
Disclosure of operating segments
Rendering of services	15,947	19,089	16,077
Sales of goods	1,004	2,433	1,230
Total Revenues from contracts with external customers	16,951	21,522	17,307
Pharmaceutical | —United States
Disclosure of operating segments
Total Revenues from contracts with external customers	16,711	20,896	16,653
Pharmaceutical | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	149	381	654
Pharmaceutical | Germany
Disclosure of operating segments
Total Revenues from contracts with external customers		233	654
Pharmaceutical | —Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	0
Pharmaceutical | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	56	122
Pharmaceutical | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	16,711	20,896	16,653
Pharmaceutical | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	35	123
Pharmaceutical | Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	0
Pharmaceutical | Recognized over time
Disclosure of operating segments
Total Revenues from contracts with external customers	15,947	17,159	12,077
Pharmaceutical | Recognized at a point in time
Disclosure of operating segments
Total Revenues from contracts with external customers	1,004	4,363	5,230
Diagnostics
Disclosure of operating segments
Rendering of services	22,108	27,258	23,171
Total Revenues from contracts with external customers	22,108	27,258	23,171
Diagnostics | —United States
Disclosure of operating segments
Total Revenues from contracts with external customers	1,370	1,882	643
Diagnostics | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	5,605	7,066	6,196
Diagnostics | Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	186	275	407
Diagnostics | —Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	3	25
Diagnostics | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	12,568	13,977	12,401
Diagnostics | —Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers		7,417	5,475
Diagnostics | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	1,576	2,380	1,460
Diagnostics | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	1,851	2,864	2,185
Diagnostics | Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	508	971	929
Diagnostics | Recognized over time
Disclosure of operating segments
Total Revenues from contracts with external customers	22,108	€ 27,258	€ 23,171
Covid-19
Disclosure of operating segments
Rendering of services	88,587
Sales of goods	735
Total Revenues from contracts with external customers	89,322
Covid-19 | —United States
Disclosure of operating segments
Total Revenues from contracts with external customers	978
Covid-19 | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	88,314
Covid-19 | Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	80,879
Covid-19 | —Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	6,572
Covid-19 | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	978
Covid-19 | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	2
Covid-19 | Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	28
Covid-19 | Recognized over time
Disclosure of operating segments
Total Revenues from contracts with external customers	24,684
Covid-19 | Recognized at a point in time
Disclosure of operating segments
Total Revenues from contracts with external customers	€ 64,638